Vanguard Target Retirement 2030 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (41.7%)
Vanguard Total Stock Market Index Fund Investor Shares	219,407,866	16,018,968

International Stock Fund (27.6%)
Vanguard Total International Stock Index Fund Investor Shares	625,113,283	10,583,168

U.S. Bond Fund (21.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	766,856,856	8,351,071

International Bond Fund (9.2%)
Vanguard Total International Bond Index Fund Investor Shares	307,486,026	3,517,640

Total Investment Companies (Cost $28,229,450)		38,470,847
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $7,748)	77,472	7,749
Total Investments (100.2%) (Cost $28,237,198)		38,478,596
Other Assets and Liabilities-Net (-0.2%)		(75,294)
Net Assets (100%)		38,403,302

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investment.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Target Retirement 2030 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,900	NA1	NA1	1	1	195	—	7,749
Vanguard Total
Bond Market II
Index Fund	7,595,101	1,654,985	1,312,391	(18,447)	431,823	166,208	—	8,351,071
Vanguard Total
International Bond
Index Fund	3,114,618	423,361	185,485	(1,176)	166,322	85,372	—	3,517,640
Vanguard Total
International Stock
Index Fund	10,047,896	912,046	159,358	171	(217,587)	241,630	—	10,583,168
Vanguard Total
Stock Market Index
Fund	15,156,276	1,356,789	636,234	8,570	133,567	203,068	—	16,018,968
Total	35,915,791	4,347,181	2,293,468	(10,881)	514,126	696,473	—	38,478,596
1 Not applicable—purchases and sales are for temporary cash investment purposes.